WARRANT (Details)		1 Months Ended	12 Months Ended
	Aug. 07, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 shares
WARRANT
Weighted-average expected life (in years) | $			5.37
Average volatility			33.80%
Expected average dividend yield			0.00%
Average risk-free rate for options granted			3.00%
Estimated fair value of common shares in share-based payment arrangement | $ / shares			$ 16.87
Warrants cancelled or expired (in shares)			0	0
Number of warrants vested during period			669,607	502,205	288,748
Fair value of warrant liability | $			$ 11,300,000	$ 13,600,000
Warrant asset noncurrent and current | $			1,800,000	2,100,000
Revenue reduction due to amortization of warrant asset | $			$ 300,000	$ 800,000
Series B and C Convertible Stock [Member]
WARRANT
Number of warrants issued to purchase shares (in shares)	1,443,740
Warrant vesting period			7 years 6 months
Exercise price of warrants (in dollars per share) | $ / shares	$ 9.42
Common Shares [Member]
WARRANT
Number of shares converted	1,674,017			14,119,384
Amazon [Member]
WARRANT
Warrant term		10 years
Percentage of equity issued as warrant		10.00%
Exercise price of warrants (in dollars per share) | $ / shares		$ 11.20
Amazon [Member] | Series B Convertible Preference Shares [Member]
WARRANT
Number of warrants issued to purchase shares (in shares)		1,429,303
Amazon [Member] | Series C Convertible Preference Shares [Member]
WARRANT
Number of warrants issued to purchase shares (in shares)		14,437.4049
Amazon [Member] | Series B and C Convertible Stock [Member]
WARRANT
Number of warrants issued to purchase shares (in shares)		1,443,740
Amazon [Member] | Common Shares [Member]
WARRANT
Number of shares converted		1,674,017